Note 20 - Comprehensive Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss), Net of Tax, Total	$ 5,508	$ 13,455	$ 30,225
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	5,382	1,999	8,828
Swap Interest Expense, Net	74	11,393	20,237
Amounts Reclassified From Net Settlements on Interest Rate Swaps Qualifying for Hedge Accounting to Depreciation	(63)	(63)	(84)
Amounts Reclassified From Net Settlements On Interest Rate Swaps Qualifying For Hedge Accounting To Prepaid Lease Rentals			(1,076)
Net Settlements On Interest Rate Swaps Qualifying for Cash Flow Hedge	(11)		0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	72,747	$ 86,331	$ 111,927
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 3,402